COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15.COMMITMENTS AND CONTINGENCIES

Commitments

On January 1, 2024, the Company entered into a consulting agreement with the CEO of the Company. Pursuant to the agreement, the CEO is eligible to receive a one-time cash payment of $25,000 upon completion of an initial public offering. In connection with the completion of the de-SPAC transaction (Note 4), this condition was satisfied, and accordingly, the $25,000 payment became payable and was accrued as of February 28, 2026. Following the de-SPAC transaction, the CEO is expected to enter into an executive employment agreement with the Company, which is currently subject to approval by the board of directors. Pursuant to the new executive employment agreement, if approved by the board of directors, the CEO will be entitled to receive $50,000 of cash bonus payable upon the commencement of the Company’s technical work program at the AUP, 183,333 RSUs pursuant to the EIP, and additional equity awards consisting of a mix of stock options and RSUs totaling 1,000,000 shares, with allocations to be determined by the Company’s board of directors.

On June 1, 2024, the Company began leasing office space on a month-to-month basis from an unrelated third party under an operating lease agreement. The monthly payments approximate $7,500 (CAD$10,500) and ancillary expenses. During the three months ended February 28, 2026, rent expense under this agreement totaled $22,678 (for the three months ended February 28, 2025 - $26,460).

On September 29, 2025, the Company also entered into the PIPE Agreement with Eagle Energy and a private investor, regarding a potential issuance by the Company, of 29,700 shares of Series A Cumulative Convertible Preferred Stock for $29,700,000 (“PIPE Issuance”), upon the completion of the de-SPAC transaction as contemplated by the BCA (Note 4). The PIPE Issuance was completed on February 24, 2026. The Series A Cumulative Convertible Preferred Stock accrues dividends at 12% annually (if paid in kind), or 10% annually (if paid in cash). At the option of the holder, the PIPE Issuance is convertible to common stock of the Company initially at a conversion price of $11.88, representing a conversion ratio of 1-to-84.18, subject to adjustments. In connection with the PIPE Issuance, the Company also issued to the investor 2,500,000 warrants with an exercise price of $12.00 per share (Note 12).

On October 15, 2025, the Company entered into a consulting agreement with the CFO of the Company. Pursuant to the agreement, the Company will use commercially reasonable efforts to issue 90,000 stock options to the CFO upon completion of listing on Nasdaq.

On October 16, 2025, the Company entered into an operating lease agreement from an unrelated third party for the office space in New York for 62 months, which commenced on January 1, 2026 (Note 10). The monthly payments approximate $14,457 and ancillary expenses. During the period ended February 28, 2026, rent expense under this agreement totaled $28,447 (February 28, 2025 - $Nil).

On November 3, 2025, the Company entered into an operating lease agreement from an unrelated third party for the office space in Vancouver for 2 years (Note 10). The monthly payments approximate $4,211 (CAD $5,787) and ancillary expenses. During the period February 28, 2026, rent expense under this agreement totaled $11,312 (February 28, 2025 - $Nil).

On February 24, 2026, upon the completion of the de-SPAC transaction (Note 4), the Company granted the right to certain shareholders of the Company to receive Earnout Shares (Note 12). During the Earnout Period until February 24, 2031, if the Earnout Target is met, or if a change of control transaction occurs during the Earnout Period and the Earnout Target was not already met, the Company will grant 1,500,000 Earnout Shares to the eligible shareholders.

Contingencies

The Company could potentially become involved in various lawsuits, actions and claims, from time to time, arising in the ordinary course of business, although management is not aware of any such lawsuits, actions or claims at the date of issuance of these unaudited condensed consolidated interim financial statements. In management’s opinion, should any such items occur, the ultimate outcome will not have a material adverse effect on the financial position or results of operations of the Company.

11.	COMMITMENTS AND CONTINGENCIES

Commitments

On January 1, 2024, the Company entered into a consulting agreement with the CEO of the Company. Pursuant to the agreement, the CEO is eligible to receive a one-time cash payment of $25,000 upon completion of an initial public offering, and an initial grant of 1,000,000 stock options upon establishment of an incentive stock option plan.

On June 1, 2024 the Company began leasing office space on a month-to-month basis from an unrelated third party under an operating lease agreement. The monthly payments approximate $7,500 (CAD$10,500) and ancillary expenses. During the year ended November 30, 2025, rent expense under this agreement totaled $86,892 (November 30, 2024 — $27,589).

On November 3, 2025, the Company entered into an operating lease agreement from an unrelated third party for the office space in Vancouver for 2 years (Note 9). The monthly payments approximate $69,450 and ancillary expenses. During the year ended November 30, 2025, rent expense under this agreement totaled $3,662 (November 30, 2024 — $Nil).

On September 29, 2025, the Company also entered into an amended and restated securities purchase agreement (“PIPE Agreement”) with PubCo and a private investor, regarding a potential issuance by PubCo, of 29,700 shares of Series A Cumulative Convertible Preferred Stock for $29,700,000 (“PIPE Issuance”), upon the completion of the “de-SPAC” transaction as contemplated by the Amended BCA. The PIPE Issuance would accrue dividends at 12% annually (if paid in kind), or 10% annually (if paid in cash). At the option of holder, the PIPE Issuance is convertible to common stock of PubCo at a conversion price of $11.88, representing a conversion ratio of 1-to-84.18. Pursuant to the PIPE Agreement, concurrently to the PIPE Issuance, PubCo is also to issue to the investor 2,500,000 warrants with an exercise price of $12.00 per share.

On October 15, 2025, the Company entered into a consulting agreement (the “126 Agreement”) with the CFO of the Company. Pursuant to the 126 Agreement, the Company will use commercially reasonable efforts to cause the resulting issuer to issue 90,000 stock options to the CFO upon completion of listing on the Nasdaq Stock Exchange.

Contingencies

The Company could potentially become involved in various lawsuits, actions and claims, from time to time, arising in the ordinary course of business, although management is not aware of any such lawsuits, actions or claims at the date of this report. In management’s opinion, should any such items occur, the ultimate outcome will not have a material adverse effect on the financial position or results of operations of the Company.